SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 94,217
Fair Value	83,532
Carrying Value	85,034
U.S. government, agencies and authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	7,049
Fair Value	5,738
Carrying Value	5,738
State, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	540
Fair Value	471
Carrying Value	471
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	985
Fair Value	836
Carrying Value	836
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	6,283
Fair Value	5,303
Carrying Value	5,303
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	39,770
Fair Value	34,160
Carrying Value	34,160
Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	860
Fair Value	777
Carrying Value	777
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	8,817
Fair Value	8,449
Carrying Value	8,449
Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,742
Fair Value	3,170
Carrying Value	3,170
Redeemable preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	41
Fair Value	43
Carrying Value	43
Fixed Maturities, AFS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	68,087
Fair Value	58,947
Carrying Value	58,947
Mortgage loans on real estate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16,593
Fair Value	14,675
Carrying Value	16,464
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,563
Fair Value	3,850
Carrying Value	3,563
Other equity investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,860
Fair Value	2,942
Carrying Value	2,942
Trading securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	279
Fair Value	283
Carrying Value	283
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,835
Fair Value	2,835
Carrying Value	$ 2,835